Other information by nature - Disclosure of detailed information about leases for lessee (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Depreciation of right-of-use assets	€ 555	€ 529	€ 189
Interest expense on lease liabilities	63	56	13
Variable lease payments not included in the measurement of lease liabilities	5	5	4
Income from sub-leasing right-of-use assets	(108)	(95)	(9)
Expenses relating to short-term leases and to leases of low-value assets	107	137	24
Gains arising from sale and leaseback transactions	(119)	(22)	0
Total expense recognized in Net profit from continuing operations	€ 503	€ 610	€ 221